CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Shares	Additional paid-in capital	Accumulated income (deficit)	Accumulated other comprehensive income (loss)
Balances at Nov. 30, 2010	$ 367,331	$ 303	$ 382,684	$ (16,152)	$ 496
Balances (in shares) at Nov. 30, 2010		30,276
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	3,344	9	3,335
Issuance of common shares (in shares)		894
Repurchase of common shares	(32,290)	(36)	(32,254)
Repurchase of common shares (in shares)	(3,602)	(3,602)
Non-cash equity compensation	7,127		7,127
Tax on equity compensation	178		178
Net income (loss)	28,297			28,297
Other comprehensive income	(1,833)				(1,833)
Dividends to shareholders	(2,980)			(2,980)
Balances at Nov. 30, 2011	369,174	276	361,070	9,165	(1,337)
Balances (in shares) at Nov. 30, 2011		27,568
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	661	6	655
Issuance of common shares (in shares)		655
Repurchase of common shares	(13,600)	(12)	(13,588)
Repurchase of common shares (in shares)	(1,199)	(1,199)
Non-cash equity compensation	6,602		6,602
Tax on equity compensation	(146)		(146)
Net income (loss)	17,660			17,660
Other comprehensive income	2,200				2,200
Dividends to shareholders	(8,017)			(8,017)
Balances at Nov. 30, 2012	374,534	270	354,593	18,808	863
Balances (in shares) at Nov. 30, 2012	27,024	27,024
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	30	5	25
Issuance of common shares (in shares)		539
Repurchase of common shares (in shares)	0
Non-cash equity compensation	3,158		3,158
Tax on equity compensation	(713)		(713)
Net income (loss)	(21,211)			(21,211)
Other comprehensive income	1,260				1,260
Dividends to shareholders	(62,234)		(44,672)	(17,562)
Balances at Nov. 30, 2013	$ 294,824	$ 275	$ 312,391	$ (19,965)	$ 2,123
Balances (in shares) at Nov. 30, 2013	27,563	27,563